Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (100,827)	$ (152,741)	$ (874,831)	$ 230,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	258,235	202,562	804,731	795,073
Provision for doubtful accounts	51,513	23,203
Bad debt expense			227,427	39,041
Fair value change of held for sale investment	7,849	0
Changes in operating assets and liabilities:
Accounts receivable	499,192	362,438	(1,203,087)	(917,957)
Inventories	160,080	81,328	(133,831)	(37,123)
Advances to suppliers	(8,242)	(18,790)	(216,274)	(35,196)
Other receivables	(1,253,610)	(1,872,717)	(612,881)	966,416
Other current assets	(1,702,714)	(970,065)	(500,639)	496,650
Prepaid expenses	(7,767)		(46,738)	(10,312)
Restricted assets	65,407		(129,230)
Long-term prepaid expenses			(374,620)
Accounts payable and accrued liabilities	80,105	(121,522)	(95,375)	205,570
Advances from customers	39,165	71,601	(16,833)	(61,292)
Other payables	(10,940)	(27,211)	(21,068)	(1,003,678)
Total adjustments			(2,318,418)	437,192
Net cash used in operating activities	(1,922,554)	(2,421,914)	(3,193,249)	667,324
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in held for sale investment		(32,041)	(32,488)
Prepayment for real estate purchase	(81,758)	0
Investment in construction in progress	(662,515)	(34,408)	(1,455,217)	(640,289)
Purchase of plant and equipment	(16,914)	(206,733)	(873,035)	(743,650)
Net cash used in investing activities	(761,187)	(273,182)	(2,360,740)	(1,383,939)
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related party	(227,369)	2,776,621	3,697,656	(1,150,160)
Proceeds from capital contribution	(2,125,711)	(1,178,926)
Proceeds from long-term loans				6,821,715
Repayment of long-term loans			(6,946,127)
Repayment of short-term loans			(6,364,591)	(12,536,885)
Proceeds from short-term loans	5,723,069	2,453,440	15,410,710	7,614,938
Net cash used in financing activities	3,369,989	4,051,135	5,797,648	749,608
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(10,711)	4,473	16,042	3,030
NET INCREASE IN CASH	675,537	1,360,512	259,701	36,023
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	667,024	407,323	407,323	371,300
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,342,561	1,767,835	667,024	407,323
Cash paid during the period for:
Interest expense paid	230,458	198,056	858,799	499,535
Income tax paid